COMMITMENTS AND CONTINGENCIES - Rent Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Total rent expense related to operating leases	$ 2,395	$ 1,881	$ 1,616